Related Party - Schedule of Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Advance to related parties	$ (410,017)		$ (351,924)
Repayment from related parties	423,930	346,238
Advances from related parties		1,064,327	4,566,368
Repayments to related parties		(1,041,097)	(5,127,251)
Sale to a related party	19,868
Purchase from a related party	$ 16,751